Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts And Reserves
LEGGETT & PLATT, INCORPORATED

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
(Amounts in millions)

Column A	Column B	Column C	Column D		Column E
Description	Balance at Beginning of Period	Additions Charged to Cost and Expenses	Deductions		Balance at End of Period
Year ended December 31, 2013
Allowance for doubtful receivables	$20.6	$6.1	$9.1	(1)	$17.6
Excess and obsolete inventory reserve, LIFO basis	$19.4	$11.8	$9.3		$21.9
Tax valuation allowance	$32.2	$(3.4)	$3.4	(2)	$25.4
Year ended December 31, 2012
Allowance for doubtful receivables	$26.0	$4.9	$10.3	(1)	$20.6
Excess and obsolete inventory reserve, LIFO basis	$20.2	$10.2	$11.0		$19.4
Tax valuation allowance	$69.1	$(36.3)	$.6	(2)	$32.2
Year ended December 31, 2011
Allowance for doubtful receivables	$23.2	$8.6	$5.8	(1)	$26.0
Excess and obsolete inventory reserve, LIFO basis	$23.7	$10.4	$13.9		$20.2
Tax valuation allowance	$69.0	$(3.0)	$(3.1)	(2)	$69.1

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(1)	Uncollectible accounts charged off, net of recoveries.

(2)
Federal tax effect of state and foreign net operating loss carryforwards and credits and changes in currency exchange rates. As discussed in Note N on page 38 of the Notes to Consolidated FInancial Statements in Exhibit 99.4 attached to this Form 8-K, 2012 includes a $36.9 tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets.